Off Balance Sheet Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Off Balance Sheet Arrangements [Line Items]
Outstanding Commitments	$ 18.6	$ 20.0